Schedule of Investments
March 31, 2021 (unaudited)

Muirfield Fund

Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 81.7%

Communication Services - 8.8%
Activision Blizzard Inc	26,722	2,485,146
Alphabet Inc - Class A (2)	2,836	5,849,307
Alphabet Inc - Class C (2)	5,190	10,736,190
AMC Entertainment Holdings Inc - Class A	4,462	45,557
AMC Networks Inc - Class A (2)	560	29,770
AT&T Inc	32,551	985,319
Boston Omaha Corp (2)	2,407	71,151
Cinemark Holdings Inc	40	816
Comcast Corp - Class A	102,030	5,520,843
DHI Group Inc (2)	405	1,357
Discovery Inc (2)	4,335	188,399
Electronic Arts Inc	12,880	1,743,566
EW Scripps Co/The	356	6,860
Facebook Inc (2)	27,399	8,069,827
Fluent Inc (2)	3,878	15,900
Fox Corp - Class A	278	10,039
Frontier Communications Corp (2)	13,823	3,870
Gannett Co Inc	1	5
Gray Television Inc	5,271	96,986
Interpublic Group of Cos Inc/The	62,837	1,834,840
Lions Gate Entertainment Corp - Class A (2)	3,361	50,247
Lumen Technologies Inc	15	200
Meredith Corp	752	22,395
MSG Networks Inc (2)	3,371	50,700
Netflix Inc (2)	5,116	2,668,813
News Corp - Class A	8,728	221,953
ORBCOMM Inc (2)	333	2,541
Pinterest Inc - Class A (2)	5,542	410,274
Roku Inc - Class A (2)	2,083	678,579
Spotify Technology SA (2)	2,492	667,731
Take-Two Interactive Software Inc (2)	49	8,658
TechTarget Inc (2)	2,131	147,998
TEGNA Inc	7,921	149,152
Telephone and Data Systems Inc	4,927	113,124
Twitter Inc (2)	12,501	795,439
Verizon Communications Inc	87,131	5,066,668
ViacomCBS Inc	2,713	122,356
ViacomCBS Inc	4,139	195,237
Walt Disney Co/The	12,623	2,329,196
WideOpenWest Inc (2)	1	14
Yelp Inc (2)	219	8,541
Zillow Group Inc (2)	1,787	231,667

		51,637,231

Consumer Discretionary - 10.6%
Adient PLC (2)	503	22,233
Amazon.com Inc (2)	4,558	14,102,817
American Axle & Manufacturing Holdings Inc (2)	2	19
Aptiv PLC (2)	1,437	198,162
Aramark	3,872	146,284
Aspen Group Inc/CO (2)	2,286	13,716
Best Buy Co Inc	12,650	1,452,347
Big Lots Inc	845	57,714
BorgWarner Inc	1,204	55,817
Boyd Gaming Corp (2)	2,677	157,836
Brinker International Inc	959	68,147
Brunswick Corp/DE	1,664	158,696
Caleres Inc	174	3,793
Camping World Holdings Inc	4,506	163,928
Capri Holdings Ltd (2)	2,017	102,867
Carrols Restaurant Group Inc (2)	1	6
Chipotle Mexican Grill Inc (2)	1,259	1,788,812

Cooper Tire & Rubber Co	830	46,463
Crocs Inc (2)	9,980	802,891
Dana Inc	4,648	113,086
Darden Restaurants Inc	3,124	443,608
Deckers Outdoor Corp (2)	2,623	866,692
Del Taco Restaurants Inc	4,505	43,158
Dillard's Inc - Class A	75	7,243
Dollar Tree Inc (2)	2,146	245,631
DR Horton Inc	10,420	928,630
eBay Inc	9,049	554,161
El Pollo Loco Holdings Inc (2)	1,411	22,745
Etsy Inc (2)	1,175	236,962
Everi Holdings Inc (2)	1,102	15,549
Fiesta Restaurant Group Inc (2)	551	6,937
Foot Locker Inc	5,384	302,850
Ford Motor Co (2)	38,263	468,722
Fossil Group Inc (2)	837	10,379
GameStop Corp (2)	690	130,976
General Motors Co	28,662	1,646,919
Genesco Inc (2)	424	20,140
Gentex Corp	5,252	187,339
Goodyear Tire & Rubber Co/The	2,798	49,161
Greenlane Holdings Inc (2)	2,445	12,971
Group 1 Automotive Inc	377	59,487
GrowGeneration Corp (2)	1,120	55,653
Guess? Inc	529	12,432
Hanesbrands Inc	602	11,841
Hilton Grand Vacations Inc (2)	7,255	271,990
Home Depot Inc/The	24,561	7,497,245
Houghton Mifflin Harcourt Co (2)	1,675	12,764
International Game Technology PLC	8,775	140,839
Kohl's Corp	2,328	138,772
L Brands Inc (2)	1,988	122,978
Lakeland Industries Inc (2)	732	20,394
Las Vegas Sands Corp	482	29,286
LCI Industries	1,143	151,196
Lear Corp	1,636	296,525
Lennar Corp	7,784	787,974
Lowe's Cos Inc	22,696	4,316,325
Lululemon Athletica Inc (2)	960	294,442
Lumber Liquidators Holdings Inc (2)	742	18,639
M/I Homes Inc (2)	2,310	136,452
Magnite Inc (2)	1,776	73,899
MarineMax Inc (2)	465	22,952
Marriott International Inc/MD (2)	1,484	219,795
McDonald's Corp	24,771	5,552,172
Meritage Homes Corp (2)	1,453	133,560
MGM Resorts International	5,026	190,938
Modine Manufacturing Co (2)	3,207	47,367
Nautilus Inc (2)	898	14,045
Newell Brands Inc	868	23,245
ODP Corp/The	1,827	79,091
OneWater Marine Inc (2)	2,440	97,502
Overstock.com Inc (2)	345	22,860
Papa John's International Inc	2,557	226,652
Party City Holdco Inc (2)	2,106	12,215
Penn National Gaming Inc (2)	2,591	271,640
Penske Automotive Group Inc	1,983	159,116
PulteGroup Inc	26,639	1,396,949
Qurate Retail Inc - Class A	8,845	104,017
RCI Hospitality Holdings Inc	720	45,785
Red Rock Resorts Inc	1,297	42,269
Rent-A-Center Inc/TX	23,227	1,339,269
Scientific Games Corp (2)	1,319	50,808
Shake Shack Inc (2)	1,434	161,712
Sonic Automotive Inc	1,111	55,072
Sonos Inc (2)	64	2,398
Standard Motor Products Inc	222	9,231
Starbucks Corp	20,251	2,212,827
Tapestry Inc (2)	4,976	205,061
Target Corp	9,553	1,892,163
Taylor Morrison Home Corp (2)	287	8,842
Tenneco Inc (2)	8,882	95,215
Tesla Inc (2)	9,467	6,323,293
Texas Roadhouse Inc (2)	928	89,032
Thor Industries Inc	2,774	373,769
Tilly's Inc - Class A (2)	1,613	18,259

TopBuild Corp (2)	240	50,263
Town Sports International Holdings Inc (2)	4,613	1,315
Travel + Leisure Co	1,957	119,690
Tupperware Brands Corp (2)	718	18,962
Ulta Beauty Inc (2)	411	127,069
Vista Outdoor Inc (2)	256	8,210
VOXX International Corp (2)	1,041	19,841
Waitr Holdings Inc (2)	3,712	10,876
Williams-Sonoma Inc	139	24,909
Winnebago Industries Inc	8,174	627,028
Workhorse Group Inc (2)	2,059	28,352
Zumiez Inc (2)	595	25,526

		62,666,702

Consumer Staples - 1.9%
Bunge Ltd	30,777	2,439,693
Casey's General Stores Inc	3,052	659,812
Celsius Holdings Inc (2)	158	7,592
Conagra Brands Inc	10,350	389,160
Darling Ingredients Inc (2)	27,816	2,046,701
Freshpet Inc (2)	669	106,244
General Mills Inc	2,471	151,522
Hershey Co/The	13,752	2,175,016
J M Smucker Co/The	1,800	227,754
Kroger Co/The	16,968	610,678
Nu Skin Enterprises Inc	225	11,900
PepsiCo Inc	4,402	622,663
Performance Food Group Co (2)	2,518	145,062
PriceSmart Inc	115	11,126
Rite Aid Corp (2)	729	14,915
SpartanNash Co	1,281	25,146
Spectrum Brands Holdings Inc	1,791	152,235
United Natural Foods Inc (2)	617	20,324
Walgreens Boots Alliance Inc	6,416	352,238
Walmart Inc	7,745	1,052,003

		11,221,784

Energy - 1.7%
Amplify Energy Corp	5,650	15,707
Antero Resources Corp (2)	1,868	19,054
Apache Corp	7,395	132,371
Ardmore Shipping Corp	2,122	9,634
Aspen Aerogels Inc (2)	1,900	38,646
Baker Hughes Co	18,289	395,225
Bristow Group Inc (2)	2	52
Cactus Inc	1,900	58,178
Chaparral Energy, Inc. A Warrants (2)(6)	7	0
Chaparral Energy, Inc. B Warrants (2)(6)	7	0
Chevron Corp	4,716	494,190
Cimarex Energy Co	1,819	108,030
Clean Energy Fuels Corp (2)	2,481	34,089
CNX Resources Corp (2)	2,284	33,575
ConocoPhillips	19,163	1,015,064
CONSOL Energy Inc (2)	3,136	30,482
Contango Oil & Gas Co (2)	5,564	21,700
Continental Resources Inc/OK	370	9,572
Delek US Holdings Inc	1,104	24,045
Devon Energy Corp	14,173	309,680
DHT Holdings Inc	2,433	14,428
Diamondback Energy Inc	2,714	199,452
Dorian LPG Ltd (2)	3,195	41,950
Earthstone Energy Inc (2)	2,594	18,547
Energy Fuels Inc/Canada (2)	4,028	22,879
EOG Resources Inc	7,589	550,430
EQT Corp (2)	6,421	119,302
Exterran Corp (2)	225	756
Extraction Oil & Gas Inc (2)	6	216
Extraction Oil & Gas Inc A Warrants (2)(6)	49	0
Extraction Oil & Gas Inc B Warrants (2)(6)	24	0
Exxon Mobil Corp	56,544	3,156,852
Frank's International NV (2)	7,168	25,446
Golar LNG Ltd	265	2,711
Goodrich Petroleum Corp (2)	527	4,985
Hallador Energy Co	6,198	11,590
Hess Corp	3,089	218,578

International Seaways Inc	969	18,779
Laredo Petroleum Inc (2)	1,442	43,347
Marathon Oil Corp	1	11
Nabors Industries Ltd	24	2,243
NextDecade Corp (2)	2,215	5,914
NexTier Oilfield Solutions Inc (2)	1	4
Nine Energy Service Inc (2)	1,900	4,370
NOV Inc	336	4,610
Oasis Petroleum Inc Warrants (2)(6)	23	0
Oceaneering International Inc (2)	1,705	19,471
Par Pacific Holdings Inc (2)	4,963	70,078
PDC Energy Inc (2)	1,625	55,900
Peabody Energy Corp (2)	1,113	3,406
Penn Virginia Corp (2)	3	40
Phillips 66	2,572	209,721
Pioneer Natural Resources Co	2,069	328,599
Profire Energy Inc (2)	101	111
Range Resources Corp (2)	1,232	12,727
Renewable Energy Group Inc (2)	1,933	127,655
Schlumberger NV	20,172	548,477
Scorpio Tankers Inc	235	4,338
Select Energy Services Inc (2)	1	5
SM Energy Co	1,302	21,314
Southwestern Energy Co (2)	14,076	65,453
Targa Resources Corp	17,637	559,975
Teekay Corp (2)	3,538	11,322
Transocean Ltd (2)	3,468	12,311
Uranium Energy Corp (2)	257	735
Valero Energy Corp	4,666	334,086
W&T Offshore Inc (2)	60	215
Whiting Petroleum Corp (2)	412	14,605
Whiting Petroleum Corp A Warrants (2)	128	413
Whiting Petroleum Corp B Warrants (2)	63	191
Williams Cos Inc/The	4,500	106,605
World Fuel Services Corp	2,929	103,101

		9,827,548

Financials - 9.3%
Affiliated Managers Group Inc	821	122,354
Aflac Inc	52,600	2,692,068
AGNC Investment Corp	33,367	559,231
Allstate Corp/The	5,558	638,614
Ally Financial Inc	18,249	825,037
American Express Co	5,240	741,146
American Financial Group Inc/OH	922	105,200
Ameriprise Financial Inc	135	31,381
Ameris Bancorp	5,219	274,050
Annaly Capital Management Inc	9,435	81,141
Arbor Realty Trust Inc	13,567	215,715
Artisan Partners Asset Management Inc	3,001	156,562
Associated Banc-Corp	15,406	328,764
Axos Financial Inc (2)	181	8,509
BancorpSouth Bank	16	520
Bank of America Corp	100,111	3,873,295
Bank of New York Mellon Corp/The	17,616	833,061
Bank of NT Butterfield & Son Ltd/The	3,351	128,075
Bank OZK	840	34,314
Berkshire Hathaway Inc - Class B (2)	36,159	9,237,540
BM Technologies Inc (2)	534	6,221
BOK Financial Corp	3,470	309,940
Brightsphere Investment Group Inc	1	20
Cadence BanCorp	1,542	31,966
Capital Bancorp Inc (2)	237	4,572
Capital One Financial Corp	5,051	642,639
Capstar Financial Holdings Inc	1	17
Charles Schwab Corp/The	18,922	1,233,336
Citigroup Inc	16,541	1,203,358
Citizens Financial Group Inc	10,358	457,306
Civista Bancshares Inc	846	19,407
CNO Financial Group Inc	9,590	232,941
Comerica Inc	2,188	156,967
Curo Group Holdings Corp	6,959	101,532
Customers Bancorp Inc (2)	913	29,052
Dynex Capital Inc	1	19
East West Bancorp Inc	4,128	304,646
Ellington Residential Mortgage REIT	2,625	32,314

Erie Indemnity Co	920	203,237
Esquire Financial Holdings Inc (2)	21	479
Evercore Inc	4,917	647,766
Fifth Third Bancorp	22,191	831,053
First Citizens BancShares Inc/NC	199	166,318
First Foundation Inc	1,177	27,612
First Horizon Corp	13,896	234,981
FNB Corp/PA	642	8,153
Goosehead Insurance Inc	1,424	152,624
Great Ajax Corp	4,224	46,042
Hartford Financial Services Group Inc/The	1,977	132,044
Hilltop Holdings Inc	4,431	151,230
Independent Bank Corp/MI	2	47
JPMorgan Chase & Co	40,807	6,212,050
KeyCorp	10,102	201,838
LendingClub Corp (2)	429	7,087
M&T Bank Corp	2,130	322,929
Medley Management Inc (2)	235	1,645
Meta Financial Group Inc	767	34,753
MetLife Inc	16,901	1,027,412
Moelis & Co	2,215	121,559
Morgan Stanley	20,508	1,592,651
Mr Cooper Group Inc (2)	5,005	173,974
Northrim BanCorp Inc	3,133	133,184
OneMain Holdings Inc	1,367	73,435
Oppenheimer Holdings Inc	3,062	122,633
PennyMac Financial Services Inc	9,359	625,836
PennyMac Mortgage Investment Trust	3,088	60,525
People's United Financial Inc	8,647	154,781
Pinnacle Financial Partners Inc	545	48,320
PJT Partners Inc	1,929	130,497
PNC Financial Services Group Inc/The	2,744	481,325
Popular Inc (2)	6,820	479,582
Progressive Corp/The	23,986	2,293,301
Prudential Financial Inc	463	42,179
Pzena Investment Management Inc	8,003	84,272
QCR Holdings Inc	744	35,132
RBB Bancorp	7,968	161,511
Ready Capital Corp	5,990	80,386
Regions Financial Corp	32,986	681,491
Siebert Financial Corp (2)	615	2,491
Signature Bank/New York NY	746	168,671
Silvercrest Asset Management Group Inc	156	2,243
Silvergate Capital Corp (2)	178	25,306
Simmons First National Corp	2,188	64,918
SLM Corp	9,972	179,197
South State Corp	649	50,953
Starwood Property Trust Inc	8,215	203,239
State Street Corp	1,462	122,823
Stewart Information Services Corp	13,933	724,934
StoneX Group Inc (2)	893	58,384
SVB Financial Group (2)	878	433,433
Synchrony Financial	90,614	3,684,365
Synovus Financial Corp	2,503	114,512
T Rowe Price Group Inc	3,262	559,759
TCF Financial Corp	1,672	77,681
Triumph Bancorp Inc (2)	744	57,578
Truist Financial Corp	20,990	1,224,137
Trupanion Inc (2)	217	16,538
United Community Banks Inc/GA	4,278	145,965
Unum Group	18,046	502,220
Valley National Bancorp	8,560	117,614
Virtu Financial Inc	5,322	165,248
Virtus Investment Partners Inc	1,265	297,908
Walker & Dunlop Inc	2,942	302,261
Waterstone Financial Inc	1	20
Webster Financial Corp	3,863	212,890
Wells Fargo & Co	33,468	1,307,595
Western Alliance Bancorp	2,244	211,923
Wintrust Financial Corp	1,405	106,499
Zions Bancorp NA	1,583	87,002

		54,867,011

Healthcare - 15.1%
Abbott Laboratories	17,536	2,101,514
AbbVie Inc	45,998	4,977,904

Abeona Therapeutics Inc (2)	1,589	2,987
ADMA Biologics Inc (2)	571	1,005
Adverum Biotechnologies Inc (2)	1,392	13,725
Agilent Technologies Inc	15,306	1,946,005
Alexion Pharmaceuticals Inc (2)	3,499	535,032
Align Technology Inc (2)	1,302	705,072
Alkermes PLC (2)	8,365	156,258
Allscripts Healthcare Solutions Inc (2)	1,248	18,739
AmerisourceBergen Corp	1,394	164,590
Amgen Inc	14,081	3,503,494
Amneal Pharmaceuticals Inc (2)	795	5,350
Apellis Pharmaceuticals Inc (2)	1,841	78,997
Arcutis Biotherapeutics Inc (2)	595	17,213
Arrowhead Pharmaceuticals Inc (2)	1,785	118,363
Arvinas Inc (2)	1,188	78,527
Assertio Holdings Inc (2)	14,488	9,888
Athersys Inc (2)	1	2
Avid Bioservices Inc (2)	1	18
Axogen Inc (2)	1,714	34,726
Beam Therapeutics Inc (2)	648	51,866
Becton Dickinson and Co	2,626	638,512
Beyondspring Inc (2)	806	8,922
BioDelivery Sciences International Inc (2)	8,213	32,113
Biogen Inc (2)	2,119	592,790
Bio-Rad Laboratories Inc (2)	595	339,846
Blueprint Medicines Corp (2)	1,007	97,911
Bridgebio Pharma Inc (2)	1,268	78,109
Bristol-Myers Squibb Co	63,775	4,026,116
Calyxt Inc (2)	778	4,684
Cardinal Health Inc	27,941	1,697,416
CareDx Inc (2)	1,880	128,009
CASI Pharmaceuticals Inc (2)	1,515	3,636
Catalent Inc (2)	7,152	753,177
Catalyst Pharmaceuticals Inc (2)	8,335	38,424
Celcuity Inc (2)	720	10,325
Centene Corp (2)	6,349	405,765
Centogene NV (2)	818	9,922
Cerecor Inc (2)	4,279	12,923
Cerner Corp	30,093	2,163,085
Charles River Laboratories International Inc (2)	1,151	333,594
Chemed Corp	851	391,307
ChemoCentryx Inc (2)	947	48,524
Chimerix Inc (2)	2,374	22,885
Cohbar Inc (2)	1	1
Community Health Systems Inc (2)	93	1,257
Computer Programs and Systems Inc	1	31
CorMedix Inc (2)	806	8,052
CVS Health Corp	27,856	2,095,607
CytomX Therapeutics Inc (2)	2,486	19,217
Danaher Corp	8,029	1,807,167
Deciphera Pharmaceuticals Inc (2)	1,150	51,566
Denali Therapeutics Inc (2)	1,047	59,784
DENTSPLY SIRONA Inc	6,628	422,933
Dicerna Pharmaceuticals Inc (2)	1,450	37,077
Durect Corp (2)	1	2
Editas Medicine Inc (2)	766	32,172
Edwards Lifesciences Corp (2)	8,357	698,979
Elanco Animal Health, Inc. Contingent Value Rights (2)(6)	3,328	0
Eli Lilly and Co	13,528	2,527,301
Eloxx Pharmaceuticals Inc (2)	2,686	8,918
Emergent BioSolutions Inc (2)	1,296	120,411
Endo International PLC (2)	6,745	49,980
Enochian Biosciences Inc (2)	365	1,292
Evelo Biosciences Inc (2)	1,110	11,877
Exact Sciences Corp (2)	1,856	244,584
Exelixis Inc (2)	8,079	182,505
Fate Therapeutics Inc (2)	1,236	101,908
Five Star Senior Living Inc (2)	1	6
Frequency Therapeutics Inc (2)	1,410	13,395
Fulgent Genetics Inc (2)	187	18,068
Genprex Inc (2)	4,419	19,046
Geron Corp (2)	1	2
Gilead Sciences Inc	32,568	2,104,870
Globus Medical Inc (2)	906	55,873
Guardant Health Inc (2)	57	8,701
Halozyme Therapeutics Inc (2)	1	42
HCA Healthcare Inc	3,711	698,930

Hill-Rom Holdings Inc	2,308	254,988
Hologic Inc (2)	2,089	155,380
Horizon Therapeutics Plc (2)	6,528	600,837
IDEXX Laboratories Inc (2)	2,045	1,000,639
IGM Biosciences Inc (2)	63	4,831
Illumina Inc (2)	1,478	567,641
ImmunityBio Inc (2)	41	973
Incyte Corp (2)	2,731	221,948
Inogen Inc (2)	455	23,897
Insmed Inc (2)	904	30,790
Intellia Therapeutics Inc (2)	735	58,987
Iovance Biotherapeutics Inc (2)	6,111	193,474
Jazz Pharmaceuticals PLC (2)	824	135,441
Johnson & Johnson	53,143	8,734,052
Jounce Therapeutics Inc (2)	1,472	15,117
Kodiak Sciences Inc (2)	603	68,374
La Jolla Pharmaceutical Co (2)	1,234	5,232
Ligand Pharmaceuticals Inc (2)	58	8,842
MannKind Corp (2)	8,017	31,427
McKesson Corp	5,118	998,215
Medtronic PLC	43,760	5,169,369
Merck & Co Inc	66,125	5,097,576
Mirati Therapeutics Inc (2)	152	26,038
Moderna Inc (2)	6,049	792,117
ModivCare Inc (2)	58	8,591
Molina Healthcare Inc (2)	37	8,649
Myriad Genetics Inc (2)	278	8,465
Natera Inc (2)	1,247	126,620
Natus Medical Inc (2)	1,824	46,713
Neurocrine Biosciences Inc (2)	2,271	220,855
NextGen Healthcare Inc (2)	4,936	89,342
Novavax Inc (2)	787	142,691
Novocure Ltd (2)	501	66,222
Ocular Therapeutix Inc (2)	1,275	20,923
Oncocyte Corp (2)	1,735	9,005
OptimizeRx Corp (2)	1	49
Organogenesis Holdings Inc (2)	508	9,256
Owens & Minor Inc	1,638	61,572
Pacific Biosciences of California Inc (2)	2,811	93,634
Palatin Technologies Inc (2)	15,629	10,778
PerkinElmer Inc	2,624	336,633
Perrigo Co PLC	12,651	511,986
Pfizer Inc	99,537	3,606,226
Precigen Inc (2)	1,239	8,537
Quest Diagnostics Inc	1,252	160,682
Quidel Corp (2)	1,072	137,141
R1 RCM Inc (2)	1,441	35,564
Regeneron Pharmaceuticals Inc (2)	5,733	2,712,512
ResMed Inc	481	93,324
Rigel Pharmaceuticals Inc (2)	1,163	3,977
Rocket Pharmaceuticals Inc (2)	291	12,912
Rockwell Medical Inc (2)	1	1
Royalty Pharma PLC	7,703	336,005
Scholar Rock Holding Corp (2)	136	6,890
Seagen Inc (2)	2,323	322,572
Seres Therapeutics Inc (2)	542	11,160
Solid Biosciences Inc (2)	2,042	11,292
Sorrento Therapeutics Inc (2)	2,735	22,618
Spectrum Pharmaceuticals Inc (2)	4,853	15,821
SpringWorks Therapeutics Inc (2)	726	53,412
STAAR Surgical Co (2)	450	47,435
STERIS PLC	3,016	574,488
Stoke Therapeutics Inc (2)	719	27,926
Stryker Corp	9,721	2,367,841
Supernus Pharmaceuticals Inc (2)	660	17,279
Sutro Biopharma Inc (2)	724	16,478
Syros Pharmaceuticals Inc (2)	359	2,685
Tenet Healthcare Corp (2)	1,022	53,144
TG Therapeutics Inc (2)	1,081	52,104
TherapeuticsMD Inc (2)	1	1
Thermo Fisher Scientific Inc	5,033	2,296,961
Translate Bio Inc (2)	1,446	23,845
TransMedics Group Inc (2)	130	5,394
Travere Therapeutics Inc (2)	383	9,564
Turning Point Therapeutics Inc (2)	932	88,158
Twist Bioscience Corp (2)	980	121,383
Tyme Technologies Inc (2)	1,855	3,302

Ultragenyx Pharmaceutical Inc (2)	827	94,162
United Therapeutics Corp (2)	3,674	614,550
UnitedHealth Group Inc	10,836	4,031,751
Universal Health Services Inc	185	24,677
Vanda Pharmaceuticals Inc (2)	789	11,851
Veeva Systems Inc (2)	1,560	407,534
Veracyte Inc (2)	2,906	156,198
Vertex Pharmaceuticals Inc (2)	5,616	1,206,822
Viatris Inc (2)	29,603	413,554
VolitionRX Ltd (2)	142	537
WaVe Life Sciences Ltd (2)	1,811	10,160
West Pharmaceutical Services Inc	2,427	683,880
Xencor Inc (2)	1,962	84,484
Zimmer Biomet Holdings Inc	10,466	1,675,397
ZIOPHARM Oncology Inc (2)	1,838	6,617
Zoetis Inc	16,805	2,646,451

		89,056,252

Industrials - 6.2%
3M Co	11,615	2,237,978
ABM Industries Inc	3,605	183,891
Acacia Research Corp (2)	7,936	52,774
Advanced Drainage Systems Inc	2,852	294,868
AGCO Corp	2,971	426,784
Allegiant Travel Co (2)	2,580	629,675
Altra Industrial Motion Corp	290	16,043
Ameresco Inc - Class A (2)	3,713	180,563
ArcBest Corp	1,555	109,425
Array Technologies Inc (2)	1,302	38,826
ASGN Inc (2)	60	5,726
Atkore Inc (2)	1,063	76,430
Atlas Air Worldwide Holdings Inc (2)	664	40,132
Axon Enterprise Inc (2)	1,370	195,115
AZZ Inc	1,044	52,565
BGSF Inc	1,548	21,672
Blue Bird Corp (2)	327	8,185
Boise Cascade Co	8,579	513,282
Builders FirstSource Inc (2)	1,672	77,531
CAI International Inc	930	42,334
Caterpillar Inc	6,303	1,461,477
Chart Industries Inc (2)	604	85,979
Comfort Systems USA Inc	993	74,247
Construction Partners Inc (2)	145	4,333
CoreLogic Inc/United States	1,638	129,812
Costamare Inc	397	3,819
Covenant Logistics Group Inc (2)	1,239	25,511
CSX Corp	8,532	822,655
Cummins Inc	14,861	3,850,634
Deere & Co	7,365	2,755,541
Eaton Corp PLC	15,433	2,134,075
EMCOR Group Inc	1,185	132,910
Emerson Electric Co	12,246	1,104,834
Encore Wire Corp	837	56,188
EnerSys	1,260	114,408
ExOne Co/The (2)	268	8,404
FedEx Corp	3,601	1,022,828
FuelCell Energy Inc (2)	4,298	61,934
Genco Shipping & Trading Ltd	1	10
Generac Holdings Inc (2)	633	207,276
General Electric Co	73,706	967,760
GrafTech International Ltd	7,707	94,257
Herman Miller Inc	1,265	52,055
Hertz Global Holdings Inc (2)	3,527	6,066
HNI Corp	1,611	63,731
Huntington Ingalls Industries Inc	1,038	213,672
Hyster-Yale Materials Handling Inc	861	75,010
JB Hunt Transport Services Inc	11	1,849
Kansas City Southern	3,471	916,066
Kelly Services Inc - Class A	747	16,636
Kforce Inc	5	268
L B Foster Co - Class A (2)	605	10,830
Landstar System Inc	1,411	232,900
Lawson Products Inc/DE (2)	108	5,601
Lockheed Martin Corp	7,641	2,823,350
LSI Industries Inc	1	9
ManpowerGroup Inc	15,805	1,563,115

Matson Inc	1,616	107,787
Maxar Technologies Inc	1,896	71,707
McGrath RentCorp	1,594	128,556
Meritor Inc (2)	2,370	69,725
Mesa Air Group Inc (2)	2,980	40,081
Miller Industries Inc/TN	4,972	229,657
Moog Inc	4,495	373,759
MSC Industrial Direct Co Inc	3,883	350,208
Mueller Industries Inc	1,535	63,472
MYR Group Inc (2)	759	54,398
National Presto Industries Inc	444	45,319
nVent Electric PLC	1	28
Old Dominion Freight Line Inc	1,424	342,344
Oshkosh Corp	2,382	282,648
PAE Inc (2)	3,636	32,797
Pitney Bowes Inc	3,760	30,982
Plug Power Inc (2)	5,598	200,632
Primoris Services Corp	8,022	265,769
Quad/Graphics Inc	6,067	21,417
Quanta Services Inc	28,711	2,525,994
Regal Beloit Corp	3,567	508,940
Resideo Technologies Inc (2)	2,226	62,885
Rexnord Corp	733	34,517
RR Donnelley & Sons Co	4,855	19,711
Rush Enterprises Inc	7,174	357,480
Ryder System Inc	4,473	338,382
Safe Bulkers Inc (2)	7,952	19,482
Saia Inc (2)	656	151,260
Shyft Group Inc/The	2,019	75,107
SkyWest Inc	793	43,203
Steelcase Inc - Class A	2,575	37,054
Sterling Construction Co Inc (2)	460	10,672
Team Inc (2)	1,128	13,006
Terex Corp	145	6,680
Tetra Tech Inc	228	30,944
Textainer Group Holdings Ltd (2)	3,130	89,675
Timken Co/The	3,729	302,683
Titan Machinery Inc (2)	111	2,831
Triton International Ltd	7,689	422,818
Tutor Perini Corp (2)	128	2,426
Uber Technologies Inc (2)	1,228	66,938
Union Pacific Corp	726	160,018
United Parcel Service Inc - Class B	9,041	1,536,880
United Rentals Inc (2)	881	290,122
Valmont Industries Inc	923	219,369
Vectrus Inc (2)	1,259	67,281
WESCO International, Inc. Series A Variable Preferred (7)	2,612	80,397

		36,491,890

Information Technology - 20.9%
3D Systems Corp (2)	2,430	66,679
Accenture PLC	2,982	823,778
ACI Worldwide Inc (2)	8,155	310,298
Adobe Inc (2)	10,070	4,786,976
ADTRAN Inc	12	200
Allegro MicroSystems Inc (2)	6,981	176,968
Alliance Data Systems Corp	139	15,581
Alpha & Omega Semiconductor Ltd (2)	1	33
Amkor Technology Inc	5,921	140,387
Amphenol Corp	2,486	164,001
Appian Corp (2)	186	24,729
Apple Inc	151,314	18,483,005
Applied Materials Inc	35,227	4,706,327
Arrow Electronics Inc (2)	9,081	1,006,356
AstroNova Inc	1,469	19,685
Autodesk Inc (2)	454	125,826
Avnet Inc	15,671	650,503
AXT Inc (2)	55	641
Bill.com Holdings Inc (2)	570	82,935
Brightcove Inc (2)	2,046	41,166
Broadcom Inc	5,036	2,334,992
Cadence Design Systems Inc (2)	6,968	954,546
Calix Inc (2)	1,549	53,688
Cambium Networks Corp (2)	60	2,803
CDK Global Inc	7,124	385,123
CDW Corp/DE	10,002	1,657,832

Cerence Inc (2)	1,253	112,244
ChannelAdvisor Corp (2)	2,144	50,491
Cirrus Logic Inc (2)	535	45,363
Cisco Systems Inc/Delaware	36,847	1,905,358
Citrix Systems Inc	5,814	816,053
Cloudera Inc (2)	6,504	79,154
Cloudflare Inc (2)	2,407	169,116
Cognex Corp	2,442	202,662
Cognizant Technology Solutions Corp	3,986	311,386
CommScope Holding Co Inc (2)	4,657	71,532
CommVault Systems Inc (2)	10,458	674,541
Concentrix Corp (2)	1,409	210,955
Conduent Inc (2)	10,762	71,675
Cornerstone OnDemand Inc (2)	3,211	139,935
Corning Inc	715	31,110
Coupa Software Inc (2)	66	16,796
Crowdstrike Holdings Inc (2)	2,411	440,032
Dell Technologies Inc - Class C (2)	2,712	239,063
Diebold Nixdorf Inc (2)	604	8,535
Digi International Inc (2)	6,765	128,467
Digital Turbine Inc (2)	4,639	372,790
Diodes Inc (2)	558	44,551
DocuSign Inc (2)	4,292	868,915
DXC Technology Co	4,267	133,386
Dynatrace Inc (2)	1,760	84,902
Enphase Energy Inc (2)	1,428	231,564
Euronet Worldwide Inc (2)	2,078	287,387
Extreme Networks Inc (2)	1,738	15,208
FireEye Inc (2)	1,070	20,940
FormFactor Inc (2)	494	22,284
Fortinet Inc (2)	2,087	384,885
Hewlett Packard Enterprise Co	29,928	471,067
HP Inc	53,754	1,706,690
HubSpot Inc (2)	331	150,344
II-VI Inc (2)	2,128	145,491
Intel Corp	65,272	4,177,408
Intuit Inc	11,714	4,487,165
Itron Inc (2)	970	85,991
Kimball Electronics Inc (2)	2,219	57,250
KLA Corp	5,764	1,904,426
Lam Research Corp	3,301	1,964,887
Manhattan Associates Inc (2)	274	32,162
Mastercard Inc	12,921	4,600,522
McAfee Corp (2)	8,928	203,023
Microchip Technology Inc	1,718	266,668
Micron Technology Inc (2)	18,728	1,651,997
Microsoft Corp	104,663	24,676,396
MicroStrategy Inc (2)	172	116,754
MKS Instruments Inc	386	71,572
MoneyGram International Inc (2)	2,193	14,408
MongoDB Inc (2)	61	16,313
Monolithic Power Systems Inc	454	160,357
NortonLifeLock Inc	18,739	398,391
NVIDIA Corp	2,803	1,496,606
OneSpan Inc (2)	1,448	35,476
Oracle Corp	47,132	3,307,252
PagerDuty Inc (2)	1,343	54,029
Park City Group Inc (2)	1	6
PayPal Holdings Inc (2)	11,060	2,685,810
Photronics Inc (2)	5,710	73,431
Plantronics Inc	1,204	46,848
Power Integrations Inc	2,966	241,670
Priority Technology Holdings Inc (2)	1,599	11,097
Progress Software Corp	9,890	435,753
QUALCOMM Inc	29,477	3,908,355
Ribbon Communications Inc (2)	1,643	13,489
Rimini Street Inc (2)	779	6,988
RingCentral Inc - Class A (2)	618	184,090
salesforce.com Inc (2)	9,814	2,079,292
Sanmina Corp (2)	3,382	139,947
Sapiens International Corp NV	650	20,664
SeaChange International Inc (2)	1	2
Semtech Corp (2)	313	21,597
SiTime Corp (2)	55	5,423
Skyworks Solutions Inc	3,790	695,389
Smartsheet Inc (2)	1,004	64,176
SPS Commerce Inc (2)	3,200	317,792

SS&C Technologies Holdings Inc	40,816	2,851,814
StarTek Inc (2)	2	16
StoneCo Ltd (2)	4,728	289,448
Stratasys Ltd (2)	2,131	55,193
Sykes Enterprises Inc (2)	2,211	97,461
Teradata Corp (2)	1,776	68,447
Teradyne Inc	10,927	1,329,597
Texas Instruments Inc	17,676	3,340,587
Trade Desk Inc/The (2)	671	437,264
Trimble Inc (2)	5,594	435,157
TTEC Holdings Inc	1,302	130,786
Twilio Inc - Class A (2)	1,951	664,823
Ultra Clean Holdings Inc (2)	1,461	84,796
Veritone Inc (2)	833	19,975
VirnetX Holding Corp	15,478	86,212
Visa Inc	10,570	2,237,986
Vishay Intertechnology Inc	5,300	127,624
Vontier Corp (2)	2,735	82,788
Workday Inc (2)	397	98,627
Xerox Holdings Corp	9,048	219,595
Xperi Holding Corp	7,679	167,172
Zebra Technologies Corp - Class A (2)	1,613	782,595
Zoom Video Communications Inc - Class A (2)	2,283	733,505
Zscaler Inc (2)	1,869	320,851

		123,073,121

Materials - 2.1%
AdvanSix Inc (2)	3,356	90,008
Amyris Inc (2)	1,246	23,799
Avery Dennison Corp	5,574	1,023,665
Avient Corp	627	29,638
Berry Global Group Inc (2)	2,982	183,095
Caledonia Mining Corp PLC	2,452	35,039
Celanese Corp	2,452	367,334
Coeur Mining Inc (2)	1,692	15,279
Commercial Metals Co	2,004	61,803
Corteva Inc	6,612	308,251
Dow Inc	9,658	617,533
Eastman Chemical Co	8,831	972,470
Element Solutions Inc	1,489	27,234
Freeport-McMoRan Inc	19,532	643,189
Hawkins Inc	1,442	48,336
Hecla Mining Co	1	6
Huntsman Corp	20,251	583,836
Koppers Holdings Inc (2)	1,979	68,790
Kronos Worldwide Inc	867	13,265
Louisiana-Pacific Corp	5,679	314,957
LyondellBasell Industries NV	2,803	291,652
Mosaic Co/The	4,239	133,995
Myers Industries Inc	3,606	71,255
Newmont Corp	34,523	2,080,701
Nucor Corp	291	23,359
Olin Corp	2,893	109,847
Packaging Corp of America	619	83,243
Ramaco Resources Inc (2)	59	250
Rayonier Advanced Materials Inc (2)	1,670	15,147
Reliance Steel & Aluminum Co	8,305	1,264,768
Ryerson Holding Corp (2)	752	12,814
Scotts Miracle-Gro Co/The	7,572	1,854,913
Southern Copper Corp	2,125	144,224
Steel Dynamics Inc	3,640	184,766
Stepan Co	1,058	134,482
SunCoke Energy Inc	8,108	56,837
Trinseo SA	685	43,614
Tronox Holdings PLC	3,440	62,952
United States Steel Corp	267	6,987
Westlake Chemical Corp	823	73,074
Westrock Co	913	47,522

		12,123,929

Real Estate Investment Trust - 2.6%
Altisource Portfolio Solutions SA (2)	2,090	19,207
American Homes 4 Rent	12,347	411,649
American Tower Corp	5,605	1,339,931
Ashford Hospitality Trust Inc	3,613	10,658

CareTrust REIT Inc		3,409	79,379
CatchMark Timber Trust Inc		1,689	17,194
CBL & Associates Properties Inc (2)		19,530	2,633
Colony Capital Inc		1	6
Columbia Property Trust Inc		1	17
CorEnergy Infrastructure Trust Inc		4,008	28,337
CorePoint Lodging Inc		1	9
Corporate Office Properties Trust		11,734	308,956
Crown Castle International Corp		1	172
CubeSmart		18,769	710,031
Cushman & Wakefield PLC (2)		1	16
CyrusOne Inc		709	48,013
DiamondRock Hospitality Co (2)		1,438	14,811
EastGroup Properties Inc		1,143	163,769
Equinix Inc		941	639,494
Essential Properties Realty Trust Inc		516	11,780
Essex Property Trust Inc		2,407	654,319
Extra Space Storage Inc		12,049	1,597,095
Gaming and Leisure Properties Inc		10,102	428,628
GEO Group Inc/The		2	16
Getty Realty Corp		2,530	71,650
Gladstone Commercial Corp		1,485	29,047
Healthcare Realty Trust Inc		24,515	743,295
Healthcare Trust of America Inc - Class A		16,780	462,792
Highwoods Properties Inc		1,951	83,776
Host Hotels & Resorts Inc		4,343	73,180
Iron Mountain Inc		7,001	259,107
Lamar Advertising Co		16,177	1,519,344
Life Storage Inc		2,498	214,703
LTC Properties Inc		22,302	930,439
National Health Investors Inc		4,314	311,816
National Storage Affiliates Trust		22,091	882,094
Newmark Group Inc		8,021	80,250
Omega Healthcare Investors Inc		11,639	426,337
Park Hotels & Resorts Inc		3,629	78,314
Piedmont Office Realty Trust Inc		4,089	71,026
PotlatchDeltic Corp		3,353	177,441
PS Business Parks Inc		2,510	387,996
Public Storage		5,176	1,277,230
Retail Opportunity Investments Corp		6,563	104,155
Retail Properties of America Inc		1	10
Sabra Health Care REIT Inc		2,024	35,137
SBA Communications Corp		727	201,779
Simon Property Group Inc		2,584	293,982
Spirit MTA REIT Liquidating Trust (2)(6)		9,151	0
Sunstone Hotel Investors Inc		1	12
Tanger Factory Outlet Centers Inc		2,790	42,213
Universal Health Realty Income Trust		167	11,319
Urstadt Biddle Properties Inc		809	13,470
Welltower Inc		1,010	72,346

			15,340,380

Utilities - 2.5%
Atlantic Power Corp (2)		1	3
DTE Energy Co		29,144	3,880,232
Duke Energy Corp		13,054	1,260,103
Exelon Corp		4,619	202,035
MDU Resources Group Inc		46,005	1,454,218
NextEra Energy Inc		25,945	1,961,701
NRG Energy Inc		27,101	1,022,521
PPL Corp		20,387	587,961
Public Service Enterprise Group Inc		51,286	3,087,930
UGI Corp		16,493	676,378
Vistra Corp		21,233	375,385

			14,508,467

Total Common Stocks	(Cost	$341,575,088)	480,814,315

Money Market Registered Investment Companies - 15.1%

Meeder Institutional Prime Money Market Fund, 0.06% (3)		88,996,371	89,014,171

Total Money Market Registered Investment Companies	(Cost	$88,994,133)	89,014,171

Bank Obligations - 0.1%

First Merchants Bank Deposit Account, 0.30%, 4/1/2021 (4)		248,531	248,531
Metro City Bank Deposit Account, 0.10%, 4/1/2021 (4)		248,282	248,282
Pacific Mercantile Bank Deposit Account, 0.10%, 4/1/2021 (4)		246,884	246,884

Total Bank Obligations	(Cost	$743,697)	743,697

Total Investments - 96.9%	(Cost	$431,312,918)	570,572,183

Other Assets less Liabilities - 3.1%			18,218,501

Total Net Assets - 100.0%			588,790,684

Trustee Deferred Compensation (5)

Meeder Balanced Fund - Retail Class		4,256	56,562
Meeder Dynamic Allocation Fund - Retail Class		10,777	151,956
Meeder Muirfield Fund - Retail Class		7,477	65,199
Meeder Conservative Allocation Fund - Retail Class		1,279	30,619

Total Trustee Deferred Compensation	(Cost	$241,146)	304,336

Futures Contracts

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
Mini MSCI EAFE Index Futures	751	6/18/2021	82,309,600	(664,207)
Mini MSCI Emerging Markets Index Futures	360	6/18/2021	23,805,000	(179,636)
Russell 2000 Mini Index Futures	1	6/18/2021	111,125	288
Standard & Poors 500 Mini Futures	4	6/18/2021	793,480	668
E-mini Standard & Poors MidCap 400 Futures	1	6/18/2021	260,530	(1,726)

Total Futures Contracts	1,117		107,279,735	(844,613)

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
•	Level 1 - quoted prices in active markets for identical securities
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (8)
Level 1 - Quoted Prices	$569,828,486	$(844,613)
Level 2 - Other Significant Observable Inputs	743,697	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$570,572,183	$(844,613)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.

(3)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2021.

(4)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at March 31, 2021. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(5)	Assets of affiliates to the Muirfield Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(6)	Fair valued security deemed a Level 3 security.

(7)	Preferred stock.

(8)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.